Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) usd_per_bbl	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) usd_per_mmBtu	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) usd_per_bbl		Dec. 31, 2018 USD ($) usd_per_mmBtu		Jan. 01, 2019 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%
Discount rate used in current estimate of value in use					9.00%		9.00%
Premium added to discount rate					2.00%		2.00%
Long-term price assumptions used in current measurement of fair value less costs of disposal	70		4		75		4
Long-term average price assumption used to estimate cash flows	67		3.1
Carrying amount of oil and gas properties	$ 132,642	$ 132,642	$ 132,642	$ 132,642	$ 135,261	[1]	$ 135,261	[1]	$ 143,950
Goodwill	$ 11,868	$ 11,868	$ 11,868	$ 11,868	12,204	[1]	12,204	[1]
Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	7.00%	7.00%	7.00%	7.00%
Premium added to discount rate	1.00%	1.00%	1.00%	1.00%
Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	13.00%	13.00%	13.00%	13.00%
Premium added to discount rate	4.00%	4.00%	4.00%	4.00%
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 25,092	$ 25,092	$ 25,092	$ 25,092	22,000		22,000
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	89,714	$ 89,714	89,714	89,714	99,010		99,010
Percentage of headroom (less than or equal to)		20.00%
Equity-accounted entities | Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 1,256	$ 1,256	$ 1,256	1,256	$ 1,345		$ 1,345
Fifteen Percentage Point Decrease | Oil and gas properties | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of decrease in long-term average price assumption used to estimate cash flows				2,000
Effect of decrease in long-term average price assumption used to estimate cash flows (as a percent of net book value of property, plant and equipment)		1.00%
Fifteen Percentage Point Decrease | Oil and gas properties | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of decrease in long-term average price assumption used to estimate cash flows				3,000
Effect of decrease in long-term average price assumption used to estimate cash flows (as a percent of net book value of property, plant and equipment)		2.00%
Fifteen Percentage Point Decrease Increasing to Twenty Five Percentage Points By 2040 | Oil and gas properties | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of decrease in long-term average price assumption used to estimate cash flows				4,000
Effect of decrease in long-term average price assumption used to estimate cash flows (as a percent of net book value of property, plant and equipment)		3.00%
Fifteen Percentage Point Decrease Increasing to Twenty Five Percentage Points By 2040 | Oil and gas properties | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of decrease in long-term average price assumption used to estimate cash flows				$ 5,000
Effect of decrease in long-term average price assumption used to estimate cash flows (as a percent of net book value of property, plant and equipment)		4.00%

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.